Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of anti dilutive securities
The table below represents the anti-dilutive securities that could potentially be dilutive in the future for the periods presented:

	Three Months Ended March 31,
(in shares of common stock)	2022	2021
Series A Preferred Stock	—	10,947,686
Stock options	1,938,804	2,836,655
Restricted stock units	16,076,087	14,121,542
Detachable Warrants	—	26,029,630
Inducement Warrants	—	479,208
FP Combination Warrants	8,291,704	—
Combination Warrants	2,763,902	—
Public Warrants	11,499,960	—
Private Placement Warrants	7,800,000
PIPE Investment Obligation	3,270,349	—

The table below represents the anti-dilutive securities that could potentially be dilutive in the future for the periods presented:

	December 31,
(in shares of common stock)	2021	2020
Convertible Notes due 2028	—	940,160
Series A Preferred Stock	396,870	396,870
Series Seed Preferred Stock	—	25,000
Stock options	76,956	115,791
Restricted stock units	536,626	—
PredaSAR stock options	—	1,967
Warrants	1,060,023	—

Schedule of earnings per share basic and diluted
The computations of basic and diluted net loss per share for the periods presented were as follows:

	Three Months Ended March 31,
(in thousands, except per share and share amounts)	2022	2021
Numerator:
Net loss	$(71,372)	$(77,496)
Denominator:
Weighted-average shares outstanding - basic and diluted	83,643,940	71,431,259
Net loss per share - basic and diluted	$(0.85)	$(1.08)

The computations of basic and diluted net loss per share for the periods presented were as follows:

	Years Ended December 31,
(in thousands, except per share and share amounts)	2021	2020
Numerator:
Net loss	$(138,982)	$(10,455)
Denominator:
Weighted-average shares outstanding - basic and diluted	2,780,993	2,403,755
Net loss per share - basic and diluted	$(49.98)	$(4.35)